Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables	$ 5,787	$ 3,513
Valuation allowance	(616)	(554)
Total net value of trade receivables	$ 5,171	$ 2,959